Loans and borrowings - Summary of Senior Secured Net Leverage Ratio on Senior Secured Term Loan Facility (Parenthetical) (Detail) - Senior Secured Term Loan Facility [Member] - Senior Facilities Agreement [Member]
Dec. 31, 2021
Greater than 4.50:1.00
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio [Line Items]
Leverage ratio	4.50
Greater than 4.00:1.00 but equal to or less than 4.50:1.00 | Top of range [member]
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio [Line Items]
Leverage ratio	4.50
Greater than 4.00:1.00 but equal to or less than 4.50:1.00 | Bottom of range [member]
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio [Line Items]
Leverage ratio	4.00
Greater than 3.50:1.00 but equal to or less than 4.00:1.00 | Top of range [member]
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio [Line Items]
Leverage ratio	4.00
Greater than 3.50:1.00 but equal to or less than 4.00:1.00 | Bottom of range [member]
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio [Line Items]
Leverage ratio	3.50
Equal to or less than 3.00:1.00
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio [Line Items]
Leverage ratio	3.50